UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: September 30, 1999


Name and Business Address of Institutional Investment Manager:

FEDERAL HOME LOAN MORTGAGE CORPORATION
8200 JONES BRANCH DRIVE
MCLEAN                  VA            22102

Name, Title and Phone Number of Person Duly Authorized to Submit this Report:

JOHN P. GIBBONS
EXECUTIVE VICE PRESIDENT AND CHIEF FINANCIAL OFFICER
703-903-4200

     The institutional investment manager submitting this Form and its attachment and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of McLean and State of Virginia on the 15th day of November, 1999.


                                          FEDERAL HOME LOAN MORTGAGE CORPORATION


                                          By:/s/John P. Gibbons
                                             -----------------------------------
                                             John P. Gibbons
                                             Executive Vice President
                                             and Chief Financial Officer


FEDERAL HOME LOAN MORTGAGE CORPORATION                              Form 13F                             As of September 30, 1999



                                                                        Fair Market                      Investment     Voting
Name of Issuer                     Title of Class        CUSIP         Value (x$1000)       Shares       Discretion    Authority

Blackrock Strategic Term Trust          Com            09247P108          $ 35,472         3,996,900        sole         sole
Blackrock 2001 Term Trust Inc.          Com            092477108          $101,291         11,254,600       sole         sole
                Total                                                     $136,763
